Trade and other receivables - Loss allowance for trade receivables by aging category (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 2,786	$ 2,568
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 2,803	2,604
Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	(17)	(36)
Amounts not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 1,814	$ 1,825
Amounts not yet due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.30%	0.60%
Amounts not yet due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 1,820	$ 1,836
Amounts not yet due | Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	(6)	(11)
Less than six months past due
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 972	$ 743
Less than six months past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.50%	1.10%
Less than six months past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 977	$ 751
Less than six months past due | Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	(5)	(8)
More than six months past due
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 0	$ 0
More than six months past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
More than six months past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ 6	$ 17
More than six months past due | Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables	$ (6)	$ (17)